Note 13 - Income Tax - Summary of Income (Loss) Before Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cayman Islands	$ (4,156)	$ (19,183)	$ (18,943)
Foreign	2,228	2,728	5,070
LOSS BEFORE INCOME TAX	$ (1,928)	$ (16,455)	$ (13,873)